Commitments and Contingencies (Details) - USD ($)							1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 03, 2020	Jun. 30, 2019	Mar. 31, 2019	Mar. 07, 2019	Feb. 01, 2019	May 15, 2018	Sep. 27, 2019	Feb. 22, 2019	Mar. 31, 2020	Dec. 31, 2019
Lease term						3 years
Operating lease effective date						Jun. 01, 2018
First year monthly rent						$ 2,800
Second year monthly rent						3,780
Third year monthly rent						3,920
Maintenance fee						$ 420
Monthly payment					$ 1,764
Expiration date					Feb. 14, 2020
Description of amendment agreement										The Company agreed to pay to MH the following: $200,000 at Closing, $150,000 on or before December 20, 2019, $150,000 on or before March 31, 2020, $250,000 at the end of the twelfth (12th) month (on a rolling basis) following the Closing Date and $250,000 at the end of the twenty-fourth (24th) month (on a rolling basis) following the Closing Date. On October 4, 2019, the Company amended the Asset Purchase Agreement with Mountain High Recreation, Inc. As part of this amendment, the Company will issue 5,000,000 warrants to purchase shares of the Company's common stock to Mountain High Recreation, Inc. These warrants have a term of three years and an exercise price of $0.50.
Purchase shares									674,000	9,655,000
Ganjarunner [Member]
Lease term										5 years
Operating lease effective date										Jun. 24, 2019
First year monthly rent										$ 3,113
Second year monthly rent										3,206
Third year monthly rent										$ 3,302
Operating lease, description										The Company assumed a five (5) year lease, with an effective date of June 24, 2019, the acquisition of Ganjarunner. The lease provides for monthly rent of $3,113 per month through July 31, 2021, $3,206 per month through July 31, 2022 and $3,302 per month through July 31, 2023.
Settlement Agreement [Member]
Agreement, description							The Company entered into a settlement agreement with Chris Boudreau, the Company's former chief executive officer, pursuant to which the Company was required to repurchase 12,272,616 shares of the Company's common stock from Mr. Boudreau at a per share purchase price of approximately $0.12, totalling an aggregate purchase price of $122,726 (the "Settlement Agreement"). Pursuant to the Settlement Agreement, the Company was required to pay Mr. Boudreau in twelve monthly installments of $10,227 starting October 1, 2019. As of December 31, 2019, the Company is in default on these payments. Additionally, Mr. Boudreau will also forfeit options to purchase an aggregate of 1,538,910 shares of the Company's common stock and warrants to purchase an aggregate of 2,000,000 shares of the Company's common stock. Mr. Boudreau also forfeited a $23,726 loan to the Company resulting in a gain on extinguishment of debt.
Consulting Agreement [Member]
Lease term			7 years
Monthly payment			$ 20,000					$ 4,000
Operating lease, description				The Company entered into a consulting agreement for business advisory services. Pursuant to the terms of the consulting agreement, the Company agreed to pay cash compensation of $10,417 per month. The Company also agreed to pay a one-time payment of $5,000 within 5 days of the execution of the agreement. The Company also agreed to issue the consultant 125,000 options to purchase shares of the Company's common stock, which options will vest quarterly over a 3 year period.
Description of amendment agreement		The agreement was amended. As part of this amendment the Company will issue a total of 6,000,000 warrants to purchase the Company's stock. These warrants have a seven year term and an exercise price of $0.50 per share. On August 27, 2019, the agreement was amended to extend the term of the agreement to March 31, 2020. Additionally, as part of this amendment the Company will issue of 2,500,000 warrants to purchase the Company's stock. These warrants have a three year term and an exercise price of $0.50 per share.
Purchase shares	80,000		500,000	125,000
Exercise price	$ 0.50		$ 0.20
Agreement, description	The Company entered into a consulting agreement. As part of this agreement the Company will pay the Consultant $10,000 upon signing of the agreement and an additional $15,000 30 days and 60 day after the signing of the agreement. The Company will also issue 80,000 warrants to purchase the shares of the Company’s common stock an exercise price of $0.50 per share and a term of seven years.							The Company entered into a consulting agreement for public and media relations services. As part of this agreement the Company will pay $4,000 per month to the consultant.
Ten employment agreements [Member]
Purchase shares										2,287,500
Merger Agreement [Member]
Agreement, description										The Company agreed to pay to GR/GW $1,000,000, $150,000 of which has already been paid to GR/GW with $300,000 to be paid in two equal tranches of $150,000 whereby each tranche is subject to GRA's achievement of certain milestones. (i) $350,000 at the earlier to occur of the 6-month anniversary of the Closing Date or upon the Company raising additional funding of at least $2,000,000 and (ii) $300,000 at the end of the 24-month anniversary of the Closing Date. On October 4, 2019, the Company amended the Merger Agreement with GR/GW. As part of this amendment, the Company has issued 5,000,000 warrants to purchase shares of the Company's common stock to GR/GW. These warrants have a term of three years and an exercise price of $0.50. These warrants replace the previously agreed upon common stock consideration of 5,000,000 shares.
Service Agreement [Member]
Agreement, description									In February 2020 Irth Communications, LLC filed a complaint in the Superior Court of California, County of Los Angeles, against the Company. The complaint alleges that pursuant to a services agreement the Company issued Irth 500,000 shares of its common stock but the Company breached this agreement because according to the complaint, the Company has refused to authorized its transfer agent to remove the restrictive legend on the Shares. Among other remedies, Irth seeks at least $1,130,000 in compensatory damages, attorneys’ fees, and injunctive relief. The Company is reviewing the Complaint and intends to defend itself vigorously.	In February 2020 Irth Communications, LLC filed a complaint in the Superior Court of California, County of Los Angeles, against the Company. The complaint alleges that pursuant to a services agreement the Company issued Irth 500,000 shares of its common stock to Irth but the Company breached this agreement because according to the complaint, the Company has refused to authorized its transfer agent to remove the restrictive legend on the Shares. Among other remedies, Irth seeks at least $1,130,000 in compensatory damages, attorneys' fees, and injunctive relief. The Company is reviewing the Complaint and intends to defend itself vigorously.